Owners' Capital/Partners' Equity	12 Months Ended
Dec. 31, 2020
Owners' Capital/Partners' Equity
Owners' Capital/Partners' Equity

5. Owners’ Capital/Partners’ Equity

As of January 1, 2018, the capital of each of the subsidiaries consisted of 12,000 authorized common shares with a par value of $1 per share, all of which had been issued and were outstanding, resulting in a total share capital of $36. Each share was entitled to one vote.

Capital contributions represent capital contributed by the owner of each subsidiary in excess of par value to fund working capital and shipyard installments and capital contributed through contributed services.

The reconciliation of owners’ capital is as follows:

				Total
	Share	Contributed	Retained	Owners’
	capital	surplus	earnings	capital
Balance as of January 1, 2018	36	165,537	50,582	216,155
Profit and total comprehensive income attributable to GasLog’s operations (Note 19)	—	—	25,449	25,449
Net contribution to the Partnership	(24)	(124,949)	(43,497)	(168,470)
Balance as of December 31, 2018	12	40,588	32,534	73,134
IFRS 16 adjustment	—	—	15	15
Balance as of January 1, 2019	12	40,588	32,549	73,149
Profit and total comprehensive income attributable to GasLog’s operations (Note 19)	—	—	2,650	2,650
Net contribution to the Partnership	(12)	(40,588)	(35,199)	(75,799)
Balance as of December 31, 2019 and 2020	—	—	—	—

On January 17, 2018, GasLog Partners completed a public offering of 4,600,000    8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Series B Preference Units”), including 600,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Series B Preference Units, liquidation preference $25.00 per unit, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $111,194. The Series B Preference Units are listed on the New York Stock Exchange under the symbol “GLOP PR B”.

On April 3, 2018, GasLog Partners issued 33,998 common units in connection with the vesting of 16,999 Restricted Common Units (“RCUs”) and 16,999 Performance Common Units (“PCUs”) under its 2015 Long-Term Incentive Plan (the “2015 Plan”) at a price of $23.55 per unit. Subsequently, on April 26, 2018, in connection with the acquisition of GAS-fourteen Ltd., the entity that owns and charters the GasLog Gibraltar, GasLog Partners issued 1,858,975 common units to GasLog at a price of $24.21 per unit. In connection with these common equity issuances and in order for GasLog to retain its 2.0% general partner interest, GasLog Partners also issued 38,632 general partner units to GasLog, for net proceeds of $935.

On November 15, 2018, GasLog Partners completed a public offering of 4,000,000    8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Series C Preference Units”, and together with the Series A Preference Units and Series B Preference Units, the “Preference Units”), liquidation preference $25.00 per unit, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $96,307. The Series C Preference Units are listed on the New York Stock Exchange under the symbol “GLOP PR C”.

Under the Partnership’s “at-the-market” common equity offering programme (“ATM Programme”) established in 2017, in the year ended December 31, 2018, GasLog Partners issued and received payment for 2,553,899 common units at a weighted average price of $23.72 per common unit for total net proceeds, after deducting fees and other expenses, of $60,013. In connection with the issuance of common units under the ATM Programme during this year, the Partnership also issued 52,121 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,236.

On January 29, 2019, the board of directors of GasLog Partners authorized a unit repurchase programme of up to $25,000 covering the period January 31, 2019 to December 31, 2021. Under the terms of the repurchase programme, GasLog Partners may repurchase common units from time to time, at its discretion, on the open market or in privately negotiated transactions. During the year ended December 31, 2019, GasLog Partners repurchased and cancelled 1,171,572 common units at a weighted average price of $19.52 per common unit, for a total cost of $22,890 including commissions.

On February 26, 2019, the Partnership entered into a Third Amended and Restated Equity Distribution Agreement to further increase the size of the ATM Programme from $144,040 to $250,000. As of December 31, 2019, the unutilized portion of the ATM Programme was  $126,556.

On April 1, 2019, GasLog Partners issued 49,850 common units in connection with the vesting of 24,925 Restricted Common Units (“RCUs”) and 24,925 Performance Common Units (“PCUs”) under its 2015 Long-Term Incentive Plan (the “2015 Plan”).

On June 24, 2019, the Partnership Agreement was amended to eliminate the IDRs, effective as of June 30, 2019, in exchange for the issuance by the Partnership to GasLog of 2,532,911 common units and 2,490,000 Class B units (of which 415,000 are Class B-1 units, 415,000 are Class B-2 units, 415,000 are Class B-3 units, 415,000 are Class B-4 units, 415,000 are Class B-5 units and 415,000 are Class B-6 units), issued on June 30, 2019.

With respect to the aforementioned transactions during the year, the Partnership also issued 93,804 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,996.

On February 5, 2020, the board of directors of GasLog Partners authorized a renewal of the unit repurchase programme taking the total authority outstanding under the programme to $25,000, to be utilized from February 10, 2020 to December 31, 2021. During the year ended December 31, 2020, GasLog Partners repurchased and cancelled a total of 191,490 units at a weighted average price of $5.18 per common unit for a total amount of $996, including commissions.

On April 3, 2020, GasLog Partners issued 46,843 common units in connection with the vesting of 25,551 RCUs and 21,292 PCUs under its 2015 Long-Term Incentive Plan (the “2015 Plan”). On June 30, 2020, GasLog Partners issued an additional 21,589 common units in connection with the vesting of 11,776 RCUs and 9,813 PCUs under its 2015 Plan.

On July 1, 2020, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the first tranche of its Class B units issued upon the elimination of IDRs in June 2019. Finally, on September 25, 2020, GasLog Partners issued 365,700 common units in connection with the vesting of 182,850 RCUs and 182,850 PCUs under its 2015 Plan.

As of December 31, 2020, the Partnership’s capital consisted of 47,517,824 outstanding common units, 1,021,336 outstanding general partner units, 2,075,000 Class B units and 14,350,000 Preference Units.

Cash distributions

The Partnership’s cash distributions for the years ended December 31, 2018, 2019  and 2020 are presented in the following table:

	Type of	Distribution	Payment	Amount
Declaration date	units	per unit	date	paid
January 30, 2018	Common	$0.5235	February 14, 2018	22,845
February 8, 2018	Preference (Series A, B)	$0.5390625, $0.33028	March 15, 2018	4,619
April 26, 2018	Common	$0.53	May 11, 2018	24,272
May 11, 2018	Preference (Series A, B)	$0.5390625, $0.5125	June 15, 2018	5,457
July 25, 2018	Common	$0.53	August 10, 2018	24,272
July 25, 2018	Preference (Series A, B)	$0.5390625, $0.5125	September 17, 2018	5,457
October 24, 2018	Common	$0.53	November 9, 2018	25,716
November 15, 2018	Preference (Series A, B)	$0.5390625, $0.5125	December 17, 2018	5,456
Total				$118,094
January 29, 2019	Common	$0.55	February 13, 2019	26,929
February 22, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.7083	March 15, 2019	8,290
April 24, 2019	Common	$0.55	May 10, 2019	26,911
May 10, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 17, 2019	7,582
July 24, 2019	Common	$0.55	August 9, 2019	26,640
July 24, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 16, 2019	7,582
October 29, 2019	Common	$0.55	November 13, 2019	26,437
November 14, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 16, 2019	7,582
Total				$137,953
February 5, 2020	Common	$0.561	February 21, 2020	26,754
February 5, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 16, 2020	7,582
May 6, 2020	Common	$0.125	May 21, 2020	5,967
May 14, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2020	7,582
August 4, 2020	Common	$0.125	August 20, 2020	6,022
August 4, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 15, 2020	7,582
November 9, 2020	Common	$0.01	November 25, 2020	485
November 9, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 15, 2020	7,582
Total				$69,556

Voting Rights

The following is a summary of the unitholder vote required for the approval of the matters specified below. Matters that require the approval of a “unit majority” require the approval of a majority of the outstanding common units voting as a single class.

In voting their common units the general partner and its affiliates will have no fiduciary duty or obligation whatsoever to the Partnership or the limited partners, including any duty to act in good faith or in the best interests of the Partnership or the limited partners.

Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. However, to preserve the Partnership’s ability to claim an exemption from U.S. federal income tax under Section 883 of the Code, if at any time any person or group owns beneficially more than 4.9% of any class or series of units then outstanding, any units beneficially owned by that person or group in excess of 4.9% may not be voted on any matter and will not be considered to be outstanding when sending notices of a meeting of limited partners, calculating required votes (except for purposes of nominating a person for election to the board of directors), determining the presence of a quorum or for other similar purposes under the Partnership Agreement, unless otherwise required by law. Effectively, this means that the voting rights of any such unitholders in excess of 4.9% will be redistributed pro rata among the other common unitholders holding less than 4.9% of the voting power of all classes of units entitled to vote. The general partner, its affiliates and persons who acquired common units with the prior approval of the board of directors will not be subject to this 4.9% limitation except with respect to voting their common units in the election of the elected directors. This loss of voting rights does not apply to the preference units.

The Partnership holds a meeting of the limited partners every year to elect one or more members of the board of directors and to vote on any other matters that are properly brought before the meeting. The general partner retains the right to appoint four of the directors.

Preference unitholders generally have no voting rights. However, the consent of at least two thirds of the outstanding preference units, voting as a single class, is required prior to any amendment to the Partnership Agreement that would have a material adverse effect on the existing terms of the preference units, the issuance of securities that rank pari passu to the preference units if distributions are in arrears, or the issuance of securities that rank senior to the preference units. In addition, preference unitholders become entitled to elect one director to the Partnership’s board of directors if and whenever distributions payable are in arrears for six or more quarterly periods, whether or not consecutive. In such a case, the general partner will also be entitled to appoint one additional director to the board of directors.

General Partner Interest

The Partnership Agreement provides that the general partner initially will be entitled to 2.0% of all distributions that the Partnership makes prior to its liquidation. The general partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its 2.0% general partner interest if the Partnership issues additional units. The general partner’s 2.0% interest, and the percentage of the Partnership’s cash distributions to which it is entitled, will be proportionately reduced if the Partnership issues additional units in the future and the general partner does not contribute a proportionate amount of capital to the Partnership in order to maintain its 2.0% general partner interest. The general partner will be entitled to make a capital contribution in order to maintain its 2.0% general partner interest in the form of the contribution to the Partnership of common units based on the current market value of the contributed common units.

Incentive Distribution Rights

IDRs represented the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the payment of preference unit distributions and after the minimum quarterly distribution and the target distribution levels had been achieved. Since completion of the IPO, GasLog had held 100% of the IDRs.

On November 27, 2018, the Partnership Agreement was amended to allow for the substitution of the then existing IDRs (the “Old IDRs”) with a new class of IDRs (the “New IDRs”, together with the Old IDRs, the “IDRs”) with revised rights to distributions. Pursuant to this amendment, the 48.0% tier of distributions to the New IDRs holders was removed, while the definition of available cash from operating surplus for distribution to the New IDRs holders was revised to exclude any available cash from operating surplus generated from third-party (i.e., non-GasLog) acquisitions, as defined in the agreement. In exchange for the waiving of the aforementioned rights, the Partnership paid $25,000 to GasLog, the  holder of the IDRs, sourced from available cash.

The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions, in respect to such rights, until November 27, 2018:

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution				General	Holders of
Old IDRs	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875	up to	$0.5625	75.0%	2.0%	23.0%
Thereafter		Above	$0.5625	50.0%	2.0%	48.0%

Effective November 27, 2018 (and until the IDR elimination, described above), the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions and excluding available cash from operating surplus derived from non-GasLog acquisitions, was amended, in respect to such rights, as follows:

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution				General	Holders of
New IDRs	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Thereafter		Above	$0.46875	75.0%	2.0%	23.0%

Following the IDR elimination, 98% of the available cash is distributed to the common unitholders and 2% is distributed to the general partner. The updated earnings allocation applies to the Partnership’s earnings for the three months ended June 30, 2019 and onwards (Note 19).

Class B units

The Class B units have all of the rights and obligations attached to the common units, except for voting rights and participation in distributions until such time as GasLog exercises its right to convert the Class B units to common units. After the conversion of the first tranche of 415,000 Class B units to common units on July 1, 2020, the remaining 2,075,000 Class B units will become eligible for conversion on a one-for-one basis into common units at GasLog’s option on July 1, 2021, July 1, 2022, July 1, 2023, July 1, 2024 and July 1, 2025 for the Class B-2 units, Class B-3 units, Class B-4 units, Class B-5 units and Class B-6 units, respectively.

Preference Units

From and including the original issue date to, but excluding, June 15, 2027, distributions on the Series A Preference Units will accrue at 8.625% per annum per $25.00 of liquidation preference per unit. From and including June 15, 2027, the distribution rate will be a floating rate equal to the three-month USD London Interbank Offered Rate (“LIBOR”)* plus a spread of 6.31% per annum per $25.00 of liquidation preference per unit of Series A Preference Units.

From and including the original issue date to, but excluding, March 15, 2023, distributions on the Series B Preference Units will accrue at 8.200% per annum per $25.00 of liquidation preference per unit. From and including March 15, 2023, the distribution rate will be a floating rate equal to three-month LIBOR* plus a spread of 5.839% per annum per $25.00 of liquidation preference per unit of Series B Preference Units.

From and including the original issue date to, but excluding, March 15, 2024, the distribution rate for the Series C Preference Units will accrue at 8.500% per annum per $25.00 of liquidation preference per unit. From and including March 15, 2024, the distribution rate will be a floating rate equal to the three-month LIBOR* plus a spread of 5.317% per annum per $25.00 of liquidation preference per unit of Series C Preference Units.

The Preference Units issued are not convertible into common units and have been accounted for as equity instruments based on certain characteristics such as the absolute discretion held by our board of directors over distributions, which can be deferred and accumulated, as well as the redemption rights held only by the Partnership. The Series A, Series B and Series C Preference Units have preference upon liquidation and the holders would receive $25.00 per unit plus any accumulated and unpaid distributions.

*  Upon discontinuance of the LIBOR base rate, the appointed calculation agent will use a substitute or successor base rate that it has determined in its discretion, after consultation with the Partnership, and which is most comparable to the LIBOR base rate.